Earnings Per Share/ADS - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 1,880,087	$ 264,805	¥ 1,807,176	¥ 2,148,566
Denominator:
Weighted average ordinary shares outstanding	489,952,172	489,952,172	499,160,564	499,861,764
Basic earnings per share | (per share)	¥ 3.84	$ 0.54	¥ 3.62	¥ 4.3
Numerator:
Net income attributable to ordinary shareholders	¥ 1,880,087	$ 264,805	¥ 1,807,176	¥ 2,148,566
Denominator:
Weighted average ordinary shares outstanding	489,952,172	489,952,172	499,160,564	499,861,764
Dilutive effect of share-based awards	1,300,288	1,300,288	506,228	619,776
Weighted average number of shares outstanding-diluted	491,252,460	491,252,460	499,666,792	500,481,540
Diluted earnings per share | (per share)	¥ 3.83	$ 0.54	¥ 3.62	¥ 4.29
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	3.84	0.54	3.62	4.3
Net income per ADS - diluted | (per share)	3.83	0.54	3.62	4.29
ADR [Member]
Denominator:
Basic earnings per share | (per share)	15.35	2.16	14.48	17.19
Denominator:
Diluted earnings per share | (per share)	15.31	2.16	14.47	17.17
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	15.35	2.16	14.48	17.19
Net income per ADS - diluted | (per share)	¥ 15.31	$ 2.16	¥ 14.47	¥ 17.17